OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Balance	£ 5,218
Charge for the year	(2,165)	£ (2,374)	£ (4,837)
Balance	5,546	5,218
Provision for credit commitments [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Balance	56
Exchange and other adjustments	(26)
Acquisition of businesses (note 22)	9
Charge for the year	(9)
Balance	30	56
Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Balance	2,608
Acquisition of businesses (note 22)	527
Provisions applied	(1,657)
Charge for the year	1,300
Balance	2,778	2,608
Other regulatory provisions [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Balance	1,339
Exchange and other adjustments	16
Provisions applied	(928)
Charge for the year	865
Balance	1,292	1,339
Vacant leasehold property [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Balance	51
Exchange and other adjustments	9
Provisions applied	(23)
Charge for the year	19
Balance	56	51
Other [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Balance	1,164
Exchange and other adjustments	139
Acquisition of businesses (note 22)	92
Provisions applied	(252)
Charge for the year	247
Balance	1,390	1,164
Total [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Balance	5,218
Exchange and other adjustments	138
Acquisition of businesses (note 22)	628
Provisions applied	(2,860)
Charge for the year	2,422
Balance	£ 5,546	£ 5,218